Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction
Management and franchise contracts, net	$ 872				$ 953				$ 872	$ 953
Revenues	2,288	$ 2,253	$ 2,291	$ 2,074	2,068	$ 2,091	$ 2,076	$ 1,896	8,906	8,131	$ 6,576
Contract acquisition costs									103	75	55
Other revenues from managed and franchised properties [member]
Related Party Transaction
Revenues									5,238	4,727	3,597
Other expenses from managed and franchised properties [member]
Related Party Transaction
Expenses									5,323	4,899	3,609
Management and franchise [member]
Related Party Transaction
Revenues									2,157	1,927	1,521
Investments in affiliates
Related Party Transaction
Management and franchise contracts, net	$ 19				$ 20				19	20
Investments in affiliates | Other revenues from managed and franchised properties [member]
Related Party Transaction
Revenues									22	22	21
Investments in affiliates | Other expenses from managed and franchised properties [member]
Related Party Transaction
Expenses									22	22	21
Investments in affiliates | Management and franchise [member]
Related Party Transaction
Revenues									$ 10	10	12
The Blackstone Group and affiliates
Related Party Transaction
Contract acquisition costs										11
The Blackstone Group and affiliates | Other revenues from managed and franchised properties [member]
Related Party Transaction
Revenues										113	144
The Blackstone Group and affiliates | Other expenses from managed and franchised properties [member]
Related Party Transaction
Expenses										113	144
The Blackstone Group and affiliates | Management and franchise [member]
Related Party Transaction
Revenues										$ 24	$ 42